SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549

    FORM  N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Post-Effective Amendment No. 15                                      X

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. 17

    WILLIAM PENN INTEREST INCOME FUND     FILE NO. 14609
    (Exact Name if registrant as specified in charter)

    2650 Westview drive, Wyomissing, PA  19610
    (Address of principal executive offices)

    610.670.1031
    (Registrant's telephone number)

    Dennis J. Westley, 2650 Westview Drive, Wyomissing, PA  19610
    (name and address of agent for service)

    Approximate Date of Proposed Public Offering       February 1, 1996

    It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2)

    Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest are being registered by the Registrant pursuant to this registration statement.






    WILLIAM  PENN  INTEREST  INCOME  FUND
    New  York  Tax-Free  Income  Portfolio


    Supplement  Dated  February 1, 1996  to the
    Prospectus   Dated   February 1, 1995  and
    Amended November 15, 1995


    The NEW YORK TAX-FREE INCOME PORTFOLIO seeks to provide a high level of current income exempt from both Federal income taxes and personal income taxes imposed by the State of New York, without assuming any undue risk to income or principal. In pursuing this objective, the Portfolio will invest principally in investment grade New York municipal obligations with varying terms of maturity.


    Investment  Objectives  and  Policies
    The NEW YORK TAX-FREE INCOME PORTFOLIO's investment objective is to provide a high level of current income exempt from Federal income tax and New York personal income taxes, consistent with liquidity and stability of principal. This Portfolio's investment policy will be to invest principally in investment grade municipal obligations issued by or on behalf of the Commonwealth of New York and its political subdivisions, agencies authorities, and instrumentalities ("New York Bonds"). At least 75% of the Portfolio's assets will be invested in New York Bonds rated at the time of purchase within the four highest grades assigned by Moody's or S&P, or if not rated, determined by the advisor to be of comparable quality. This Portfolio will not invest in securities rated below B by S&P or Moody's.

    In accordance with the Portfolio's investment policy, generally 100%, but at least 80% of the Portfolio's total assets will be invested in New York Bonds, and no more than 20% will be invested in taxable securities. Under certain market conditions, however, the Portfolio may invest in non-tax-exempt securities for temporary defensive purposes Such temporary investments may include investments in U.S. Government securities or other high grade investments (two highest categories of Moody's or S&P). Because the interest on New York Bonds is exempt from federal income taxation and New York taxes, the yield is generally lower than that of portfolios primarily invested in taxable securities.

    This Portfolio may also utilize bond ( including Treasury Bills) futures contracts, options on futures contracts and options. However, this Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 35% of its total assets.

    This Portfolio may engage in futures and/or options transactions only for hedging purposes when it is consistent with the investment objectives. The Portfolio will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank.


    Risk Factors
    Because the New York Tax-Free Income Portfolio concentrates its invest-ments in New York, there are risks that would not be present if it were diversified nationally. In addition, legislative proposals may be introduced that would restrict or eliminate the federal and state income tax exemption for interest on types of securities to be purchased by this Portfolio. Any such proposals, if enacted, would reduce the number of securities that the Portfolio could purchase consistent with its investment objective.

    In recent years, New York State, New York City and other New York public bodies have encountered financial difficulties, and New York City is currently encountering financial difficulties which could have an adverse effect with respect to the performance of the Portfolio. Currently, Moody's, Standard & Poor's and Fitch rate New York City's general obligation bonds Baa1, A-, and A-, respectively, and Moody's and Standard & Poor's rate New York State's general obligation bonds A and A-, respectively.


    Fund Expenses
    The following tables illustrate ALL expenses and fees a shareholder of the New York Tax-Free Portfolio will incur and is intended to assist you in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly.


                                                        Class A  Class C
    Shareholder Transaction                             Shares   Shares
    Maximum sales charge imposed on purchases            4.75%    None
    Sales charge imposed on reinvested dividends         None     None
    Deferred sales charge                                None     1.0% (1)
    Exchange fee                                         None     None

    (1) Only if shares are redeemed within 12 months of purchase. See "Purchase and Redemption of Shares."


    New York Tax-Free Portfolio was not publicly offered during the past fiscal year. The Annual Fund Operating Expenses shown below are estimates based on the amounts that would have been payable assuming that the Portfolio was outstanding during the past fiscal year.


                                                        Class A  Class C
    Annual Fund Operating Expenses                       Shares   Shares
    Management Fee                                         0.65%    0.65%
    Distribution Fee (12b-1)                               0.20%    1.00%
    Other Expenses                                         0.10%    0.10%
    Total Fund Operating Expenses                          0.95%    1.75%



    EXAMPLE:
    The following example illustrates the expenses that a shareholder would pay on a $1,000 investment after one year and over a period of three, five and ten years utilizing the expenses from the chart above and assuming a 5% annual rate of return and redemption at the end of each period.

                                                        Class A  Class C
                                                         Shares   Shares
                              1 year                        $57      $18
                             3 years                         76       55
                             5 years                         98       95
                            10 years                        159      206

    This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.




    February 1, 1996





    Prospectus, Supplement and Statement of Additional Information

    Hereby incorporated by reference is the William Penn Interest Income Fund Prospectus and Statement of Additional Information dated
    February 1, 1995 along with the Supplement dated November 15, 1995 filed on October 27, 1995 with the Securities and Exchange Commission (in paper format).






        SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York, on the 21st day of November 1995.


                                     WILLIAM PENN INTEREST INCOME FUND

                                     James E. Jordan, President
                                     (Signature)

    Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities and on the date indicated.

    James E. Jordan, President
    (Signature)

    Dennis J. Westley, Vice President and Treasurer
    (Signature)

    /s/ Gail M. Harrity *            Trustee

    /s/ Paul J. Lawler *             Trustee

    /s/ Emmett M. Murphy *           Trustee

    /s/ June A. Roedel *             Trustee

    /s/ Ferdinand Thun *             Trustee


    * James E. Jordan, attorney-in-fact pursuant to power of
    (Signature)        attorney included on signature page of Amendment
                       No. 14 filed Oct. 27, 1995.